Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,561,786)	$ (10,248,486)	$ (24,059,084)	$ 1,229,601
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	315,833		3,898,867	10,000
Stock-based compensation - business combination related		9,250,000	9,521,734
Amortization of debt discount	1,187	64,850	242,095	6,566
Depreciation of property and equipment		1,709	20,321	13,341
Amortization of software development costs		8,333	25,000	16,667
Gain on debt settlement, net		(141,653)	(1,221,635)
Finance expense		100,000	100,000
Changes in assets and liabilities:
Accounts receivable, net and other receivables	(648,568)	(1,300,686)	363,405	(3,492,651)
Prepaid expenses and other current assets	(46,801)	(11,415)	39,330	(43,448)
Accounts payable and accrued liabilities	(184,201)	(286,114)	(836,585)	562,946
Accrued compensation and benefits	96,248	37,673	(59,859)	345,908
Accrued interest payable	138,254	(219,320)	(119,946)	(20,211)
Net cash used in operating activities	(2,889,834)	(2,745,109)	(12,086,357)	(1,371,281)
Cash flows from investing activities:
Cash acquired on business combination		34,983	34,983	2,048
Issuance of promissory notes				(439,114)
Capitalized software development costs	(129,000)	(70,000)	(455,000)	(448,000)
Cash withdrawn from Trust Account in connection with redemption		1,001,216	1,001,216
Release of Trust Account to Company’s bank account		833,324	833,324
Net cash (used in)/provided by investing activities	(129,000)	1,799,523	1,414,523	(885,066)
Cash flows from financing activities:
Proceeds from exercise of warrants	167	3,309,921	3,664,871
Redemption of common stock subject to redemption		(1,001,216)	(1,001,216)
Proceeds from private placement			4,780,021	1,000,000
Proceeds from capital raise			6,983,688
Proceeds from revolving line of credit				252,314
Repayments of revolving line of credit	(207,850)	(9,300)	(315,671)
Proceeds from bank borrowings				31,954
Repayment of bank borrowings		(5,114)	(775,192)
Repayment of loans payable			(210,843)
Proceeds from convertible notes payable		386,500	2,376,500
Net cash (used in)/provided by financing activities	(207,683)	3,173,991	15,886,279	1,689,268
Net (decrease)/increase in cash and cash equivalents	(3,226,517)	2,228,405	5,214,445	(567,079)
Cash and cash equivalents, beginning of period	5,255,235	40,790	40,790	607,869
Cash and cash equivalents, end of period	2,028,718	2,269,195	5,255,235	40,790
Nonrelated Party [Member]
Cash flows from financing activities:
Proceeds from notes payable		513,200	513,200	390,000
Repayments of notes payable		$ (20,000)	(101,579)
Related Party [Member]
Cash flows from financing activities:
Proceeds from notes payable				15,000
Repayments of notes payable			$ (27,500)